Convertible Preferred Shares - Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares (Parenthetical) (Detail)	Jun. 30, 2023 shares
Preferred Shares [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Number of shares outstanding	0